Equity-Based Compensation - Stock Options Summary (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Options Pursuant to the Plan
Issued and outstanding, Ending Balance	3,684,079	3,177,079	3,177,079	2,427,079
Granted		1,278,000	1,278,000	750,000
Cancelled		(750,000)	(750,000)	0
Forfeited	(171,667)		(21,000)
Exercisable as of December 31, 2012			2,135,412
Weighted Average Exercise Price Per
Issued and outstanding, Ending Balance			$ 0.33	$ 0.49	$ 0.43
Granted			$ 0.16	$ 0.69
Cancelled			$ 0.69
Forfeited	$ 0.16		$ 0.16
Exercisable as of December 31, 2012			$ 0.46
Weighted Average Fair Value of Options Granted During the Year
Granted		$ 0.01	$ 0.01	$ 0.35
Weighted Average Remaining Contractual Life (Years)
Issued and outstanding as of end of period			4 years 10 months 25 days	5 years 6 months
Exercisable as of end of period			4 years 2 months 12 days
Aggregate Intrinsic Value
Issued and outstanding as of end of period			$ 692,230
Exercisable as of end of period			$ 318,300